Debt - Schedule of the Current Future Payment Obligations (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule Of The Current Future Payment Obligations Abstract
2024
2025	683
2026	3,228	683
2027	3,342	3,228
2028	142,747	3,342
Thereafter		142,747
Total	$ 150,000	$ 150,000